CAPITAL STOCK AND RESERVES - Stock option and warrant outstanding (Details)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	2,812,500	2,812,500	2,490,627
Exercise price (in dollars per share)	$ 10.80	$ 10.80	$ 3.82
Warrants | October 2, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	2,812,500
Exercise price (in dollars per share)	$ 10.80
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	5,275,124	5,274,972	2,648,750
Exercise price (in dollars per share)	$ 10.18	$ 5.16	$ 2.32
Stock options | June 23, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	16,250
Exercise price (in dollars per share)	$ 4.00
Stock options | January 15, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	67,500
Exercise price (in dollars per share)	$ 3.08
Stock options | April 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	28,250
Exercise price (in dollars per share)	$ 1.64
Stock options | August 7, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	131,225
Exercise price (in dollars per share)	$ 1.80
Stock options | January 17, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	494,426
Exercise price (in dollars per share)	$ 4.16
Stock options | `May 8, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	671,252
Exercise price (in dollars per share)	$ 4.48
Stock options | July 27, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	50,000
Exercise price (in dollars per share)	$ 11.72
Stock options | November 27, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,222,499
Exercise price (in dollars per share)	$ 10.08
Stock options | June 25, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	2,569,822
Exercise price (in dollars per share)	$ 13.58
Stock options | October 4, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	23,900
Exercise price (in dollars per share)	$ 12.52